Discontinued Operations	6 Months Ended	12 Months Ended
	Jun. 29, 2014	Dec. 29, 2013
Discontinued Operations

(14) Discontinued Operations

For the Successor Company for the six months ended June 29, 2014, no publications were discontinued. The net revenue for the Predecessor Company for the three and six months ended June 30, 2013 for previously discontinued operations was $63 and $394, respectively. Loss, net of income taxes of $0, for the Predecessor Company for the three and six months ended June 30, 2013 for previously discontinued operations was $946 and $1,034, respectively.

(22) Discontinued Operations

In May 2013, the Company disposed of a non wholly owned subsidiary in Chicago, Illinois. As a result, the asset, liability and noncontrolling interest carrying amounts of this subsidiary were derecognized. A loss of $1,146 was recognized in discontinued operations.

During the year ended December 30, 2012, the Company sold 22 publications in Suburban Chicago, Illinois for an aggregate purchase price of approximately $2,800. As a result, an impairment loss of $1,922 is included in loss from discontinued operations on the consolidated statement of operations and comprehensive income (loss) for this period. Additionally, an impairment loss of $206 is included in loss from discontinued operations net of income taxes on the consolidated statement of operations and comprehensive income (loss) for this period related to previously discontinued operations. The financial position and results of operations of the publications in Suburban Chicago, Illinois are reflected as discontinued operations for all periods presented.

During the year ended January 1, 2012, the Company discontinued a publication in New York. An impairment loss of $404 is included in discontinued operations on the consolidated statement of operations and comprehensive income (loss) for this period for the aforementioned discontinued operation and previously sold and discontinued operations.

The net revenue for the Successor Company for the two months ended December 29, 2013, for the Predecessor Company for the ten months ended November 6, 2013 and for the years ended December 30, 2012 and January 1, 2012 for the aforementioned discontinued operations was $0, $394, $8,722 and $11,123, respectively. Loss, net of income taxes of $0, for the Successor Company for the two months ended December 29, 2013, for the Predecessor Company for the ten months ended November 6, 2013 and for the years ended December 30, 2012 and January 1, 2012 for the aforementioned discontinued operations was $0, $1,034, $2,340 and $699, respectively.